Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Preferred Stock [Member] Series G Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Series G Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member] Series D Preferred Stock [Member]	Additional Paid-in Capital [Member] Series E Preferred Stock [Member]	Additional Paid-in Capital [Member] Series F Preferred Stock [Member]	Additional Paid-in Capital [Member] Series G Preferred Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series C Preferred Stock [Member]	Retained Earnings [Member] Series D Preferred Stock [Member]	Retained Earnings [Member] Series E Preferred Stock [Member]	Retained Earnings [Member] Series F Preferred Stock [Member]	Retained Earnings [Member] Series G Preferred Stock [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Parent [Member] Series C Preferred Stock [Member]	Parent [Member] Series D Preferred Stock [Member]	Parent [Member] Series E Preferred Stock [Member]	Parent [Member] Series F Preferred Stock [Member]	Parent [Member] Series G Preferred Stock [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Series B Preferred Stock [Member]	Total	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Series G Preferred Stock [Member]	Series B Preferred Stock [Member]
Beginning balance, value at Dec. 31, 2019	$ 18,650						$ 95,079		$ 992,020						$ 0	$ 364,000						$ (18,353)	$ 1,451,396						$ 20,923		$ 1,472,319
Beginning balance, shares at Dec. 31, 2019															0
Net income																24,002							24,002						3,220		27,222
Conversion of Series G Convertible Preferred Shares	(10)						33		(23)
Sale of Common Shares							861		2,600														3,461								3,461
Purchase of Treasury Stock															$ (9,834)								(9,834)								(9,834)
Purchase of Treasury Stock, shares															978,936
Capital contribution from non-controlling interest																													4,000		4,000
Cash dividends paid ($0.10 and $0.15 per common share)																(9,379)							(9,379)								(9,379)
Stock Redeemed or Called During Period, Value		$ (2,000)								$ (45,507)							$ (2,493)							$ (50,000)								$ (50,000)
Dividends, Preferred Stock																	$ (4,079)	$ (7,492)	$ (10,637)	$ (14,250)	$ (872)			$ (4,079)	$ (7,492)	$ (10,637)	$ (14,250)	$ (872)				$ (4,079)	$ (7,492)	$ (10,637)	$ (14,250)	$ (872)
Other comprehensive income																						(18,641)	(18,641)								(18,641)
Ending balance, value at Dec. 31, 2020	16,640						95,973		949,090						$ (9,834)	338,800						(36,994)	1,353,675						28,143		1,381,818
Ending balance, shares at Dec. 31, 2020															978,936
Net income																(151,401)							(151,401)						820		(150,581)
Sale of Common Shares			$ 92	$ 144	$ 741		30,248		20,290		$ 2,148	$ 3,357	$ 17,259		$ 3,211	(273)							53,476		2,240	3,501	18,000				53,476		2,240	3,501	18,000
Purchase of Treasury Stock															$ (168)								(168)								(168)
Purchase of Treasury Stock, shares															19,836
Cash dividends paid ($0.10 and $0.15 per common share)																(1,978)							(1,978)								(1,978)
Stock Redeemed or Called During Period, Value	(2,156)								(18,562)							(2,171)							(22,889)						22,889		0
Dividends, Preferred Stock																		(7,594)	(10,814)	(15,010)	(54)				(7,594)	(10,814)	(15,010)	(54)		$ (864)			(7,594)	(10,814)	(15,010)	(54)	$ (864)
Other comprehensive income																						19,819	19,819								19,819
Sale of Common Shares, shares															(320,599)
Ending balance, value at Dec. 31, 2021	15,461						126,221		973,582						$ (6,791)	149,505						(17,175)	1,240,803						50,988		1,291,791
Ending balance, shares at Dec. 31, 2021															678,173
Net income																204,234							204,234						4,232		208,466
Sale of Common Shares			$ 0	$ 2	$ 6						$ 1	$ 50	$ 133												1	52	139						1	52	139
Cash dividends paid ($0.10 and $0.15 per common share)																(7,289)							(7,289)								(7,289)
Stock Redeemed or Called During Period, Value						$ (459)		$ 1,531						$ (1,072)														0	(2,500)		(2,500)					0
Dividends, Preferred Stock																		$ (7,694)	$ (10,975)	$ (16,024)	$ (31)				$ (7,694)	$ (10,975)	$ (16,024)	$ (31)		$ (1,698)			$ (7,694)	$ (10,975)	$ (16,024)	$ (31)	$ (1,698)
Other comprehensive income																						24,840	24,840								24,840
Issuance of Common Shares	0						23,167		20,674						$ 0								43,841								43,841
Ending balance, value at Dec. 31, 2022	$ 15,010						$ 150,919		$ 993,368						$ (6,791)	$ 311,726						$ 7,665	$ 1,471,897						$ 51,022		$ 1,522,919
Ending balance, shares at Dec. 31, 2022															678,173